Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Subsequent Event [Line Items]
Subsequent Events

NOTE 7. SUBSEQUENT EVENTS

The Plan’s management evaluated subsequent events through the date on which the financial statements were issued. There were no events or transactions discovered during this evaluation that require recognition in the financial statements.